Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Income Taxes [Abstract]
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes	The United States and foreign components of loss before income taxes were comprised of the following:
	For the three months ended
	September 30,
	2024	2023
Tax jurisdictions from:	(Unaudited)	(Unaudited)
- Local – United States	$(776,425)	$(839,853)
- Foreign – Malaysia	(162,891)	(1,276,934)
Loss before income tax	$(939,316)	$(2,116,787)
The provision for income taxes consisted of the following:
	For the three months ended
	September 30,
	2024	2023
Tax jurisdictions from:	(Unaudited)	(Unaudited)
- Local – United States	$11,391	$11,700
- Foreign – Malaysia	-	3,225
Provision for income taxes	$11,391	$14,925
The United States and foreign components of loss before income taxes were comprised of the following:
	For the years ended
	June 30,
	2024	2023
Tax jurisdictions from:
- Local – United States	$(3,919,962)	$(3,728,225)
- Foreign – Malaysia	(2,626,946)	(7,901,870)
Loss before income tax	$(6,546,908)	$(11,630,095)

The provision for income taxes consisted of the following:
	For the years ended
	June 30,
	2024	2023
Tax jurisdictions from:
- Local – United States	$33,680	$97,616
- Foreign – Malaysia	6,035	-
Provision for income taxes	$39,715	$97,616

Schedule of Aggregate Deferred Tax Assets	The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:
	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$1,887,754	$1,751,481
Net operating loss carry forwards in Malaysia	5,327,253	5,288,159
Allowance for credit losses	56,072	51,157
Unrealized holding loss on marketable securities	200,734	173,957
Amortization of debt discount	156,403	156,403
Less: valuation allowance*	(7,628,216)	(7,421,158)
Deferred tax assets	$-	$-
*	Change in valuation allowance was amounted to $207,058 and $422,659 for the three months ended September 30, 2024 and 2023, respectively.
The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:
	As of June 30, 2024	As of June 30, 2023

Deferred tax assets:
Net operating loss carry forwards in U.S.	$1,751,481	$1,177,486
Net operating loss carry forwards in Malaysia	5,288,159	4,927,995
Allowance for credit losses	51,157	-
Unrealized holding loss on marketable securities	173,957	-
Amortization of debt discount	156,403	70,415
Less: valuation allowance*	(7,421,158)	(6,175,896)
Deferred tax assets	$-	$-
*	Change in valuation allowance was amounted to $1,245,262 and $2,492,329 for the years ended June 30, 2024 and 2023, respectively.

Schedule of Reconciles the Local (United States) Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:
	For the years ended
	June 30,
	2024	2023
U.S. statutory rate	21.0%	21.0%
Differential of Malaysia statutory tax rate	1.2%	2.0%
Change in valuation allowance	(19.0)%	(23.8)%
Permanent difference	(3.8)%	-%
Effective tax rate	(0.6)%	(0.8)%